Principal Variable Contracts Funds, Inc.
Supplement dated November 15, 2016
to the Statutory Prospectus dated May 1, 2016
(as supplemented on June 17, 2016, June 30, 2016, July 29, 2016, and November 2, 2016)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO
In the Management section, under Sub-Advisor and Portfolio Managers, delete reference to Jill R. Cuniff.

SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE BALANCED PORTFOLIO
In the Management section, under Sub-Advisor and Portfolio Managers, delete reference to Jill R. Cuniff.

SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE GROWTH PORTFOLIO
In the Management section, under Sub-Advisor and Portfolio Managers, delete reference to Jill R. Cuniff.

SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO
In the Management section, under Sub-Advisor and Portfolio Managers, delete reference to Jill R. Cuniff.

SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) STRATEGIC GROWTH PORTFOLIO
In the Management section, under Sub-Advisor and Portfolio Managers, delete reference to Jill R. Cuniff.

MANAGEMENT OF THE FUNDS
In The Sub-Advisors section, under Sub-Advisor: Edge Asset Management, Inc., delete reference to Jill R. Cuniff.

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